Consolidated Statements of Redeemable Equity, Common Stock and Other Equity and Noncontrolling Interests (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Quad/Graphics Common Stock and Other Equity [Member]	Noncontrolling Interests [Member]	Redeemable Equity [Member]
Beginning balance at Dec. 31, 2010		$ 1.4	$ 1,002.0	$ (295.7)	$ 720.9	$ 52.7	$ 1,481.3	$ 0.7
Redeemable equity, beginning balance at Dec. 31, 2010									10.6
Redeemable equity, beginning balance, shares at Dec. 31, 2010									300,000
Beginning balance, shares at Dec. 31, 2010		55,200,000		(8,400,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(46.6)				(46.9)		(46.9)	0.3
Foreign currency translation adjustments						(26.1)	(26.1)	(0.3)
Redeemable Equity, Cash dividends declared									(0.3)
Cash dividends declared					(27.9)		(27.9)
Tax distributions dividends declared					(2.7)		(2.7)
Stock option termination			(25.1)				(25.1)
Adjustments to additional paid in capital, share-based compensation, requisite service period recognition			14.9				14.9
Sale of stock for options exercised			(3.9)	3.9
Sale of stock for options exercised, shares				100,000
Issuance of restricted stock and deferred stock units			(4.6)	4.6
Issuance of restricted stock and deferred stock units, shares				100,000
Purchase of treasury stock, shares				(400,000)
Increase in redemption value of redeemable equity				(8.2)			(8.2)
Increase (decrease) in redemption value of redeemable equity					6.8		6.8		(6.8)
Tax benefit on stock option activity			0.9				0.9
Pension and other postretirement benefit liability adjustments						(64.3)	(64.3)
Ending balance at Dec. 31, 2011		1.4	984.2	(295.4)	650.2	(37.7)	1,302.7	0.7
Redeemable equity, ending balance at Dec. 31, 2011									3.5
Redeemable equity, ending balance, shares at Dec. 31, 2011									300,000
Ending balance, shares at Dec. 31, 2011		55,200,000		(8,600,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	87.1				87.4		87.4	(0.3)
Foreign currency translation adjustments						4.9	4.9	(0.1)
Redeemable Equity, Cash dividends declared									(0.2)
Cash dividends declared					(152.8)		(152.8)
Adjustments to additional paid in capital, share-based compensation, requisite service period recognition			13.4				13.4
Sale of stock for options exercised			(0.1)	0.1
Issuance of restricted stock and deferred stock units			(11.9)	11.9
Issuance of restricted stock and deferred stock units, shares				300,000
Purchase of treasury stock, shares				0
Increase (decrease) in redemption value of redeemable equity					(1.0)		(1.0)		1.0
Tax benefit on stock option activity			4.1				4.1
Pension and other postretirement benefit liability adjustments						(27.6)	(27.6)
Redeemable equity exchange, shares									(300,000)
Redeemable equity exchange									(4.3)
Redeemable equity, shares issued, shares		300,000		0
Redeemable equity, shares issued			(4.1)	4.1	4.3		4.3
Ending balance at Dec. 31, 2012	1,235.7	1.4	985.6	(279.3)	588.1	(60.4)	1,235.4	0.3
Redeemable equity, ending balance at Dec. 31, 2012									0
Redeemable equity, ending balance, shares at Dec. 31, 2012									0
Ending balance, shares at Dec. 31, 2012		55,500,000		(8,300,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	30.9				32.5		32.5	(1.6)
Foreign currency translation adjustments						(22.6)	(22.6)	0
Redeemable Equity, Cash dividends declared									0
Cash dividends declared					(61.8)		(61.8)
Adjustments to additional paid in capital, share-based compensation, requisite service period recognition			18.6				18.6
Sale of stock for options exercised			(8.3)	15.5	0		7.2
Sale of stock for options exercised, shares		0		400,000
Issuance of restricted stock and deferred stock units			(15.0)	15.0			0
Issuance of restricted stock and deferred stock units, shares				400,000
Purchase of treasury stock, shares				0
Tax benefit on stock option activity			2.2				2.2
Pension and other postretirement benefit liability adjustments						77.4	77.4
Ending balance at Dec. 31, 2013	1,287.6	1.4	983.1	(248.8)	558.8	(5.6)	1,288.9	(1.3)
Redeemable equity, ending balance at Dec. 31, 2013									0
Redeemable equity, ending balance, shares at Dec. 31, 2013									0
Ending balance, shares at Dec. 31, 2013		55,500,000		(7,500,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(7.5)
Foreign currency translation adjustments							(22.8)	0
Cash dividends declared							(46.5)	0
Adjustments to additional paid in capital, share-based compensation, requisite service period recognition							13.2	0
Sale of stock for options exercised							1.8	0
Ending balance at Sep. 30, 2014	$ 1,221.1